Other current assets (Tables)	12 Months Ended
Dec. 31, 2013
Other Assets [Abstract]
Other current assets
Other current assets include:

(In US$ millions)	December 31, 2013	December 31, 2012
Prepaid expenses	43	89
Deferred charges	38	24
Accrued revenue	43	15
Unrealized gains on derivative contracts	9	7
Reimbursable amounts due from customers	59	49
Favorable contracts	—	2
Deferred mobilization cost	57	51
Other current assets	114	72
Total other current assets	363	309